Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Statement of financial position [abstract]
Receivables due from related parties	$ 419	$ 406
Trade accounts payable and other to related parties	$ 189	$ 260